UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.2%
Consumer Discretionary - 11.7%
65	adidas AG	$4,974
28,375	Bayerische Motoren Werke AG	3,107,480
13,945	Hyundai Motor Company	1,697,616
87,935	JC Decaux SA	3,677,301
104,600	Mazda Motor Corp.	2,046,897
161,215	Melia Hotels International SA	2,129,488
20,675	Naspers	3,215,053
221,860	Rakuten, Inc.	3,581,737
24,320	RTL Group SA	2,198,533
15,795	Shimano, Inc.	2,155,393
		23,814,472
Consumer Staples - 6.3%
1,820	Barry Callebaut AG	2,074,515
33,750	Casino Guichard Perrachon SA	2,561,715
70	Danone SA	4,534
16,000	Golden Agri-Resources Ltd.	4,872
104,570	Unicharm Corp.	2,484,011
135,310	Unilever NV - ADR	5,661,370
		12,791,017
Energy - 3.5%
174,130	BG Group	2,900,084
234,415	Origin Energy	2,163,487
98,235	Statoil ASA - ADR	1,758,407
33,071	Subsea 7 SA	323,478
		7,145,456
Financials - 23.2%
386,670	AIA Group Ltd.	2,528,303
689,070	Akbank TAS	1,991,813
146,880	AXA SA	3,723,687
1,027,520	Barclays PLC	4,211,418
1,031,170	CapitaLand Ltd.	2,677,705
174,590	Gjensidige Forsikring ASA	2,811,210
1,022,000	Global Logistic Properties Ltd.	1,918,570
354,900	Grupo Financiero Banorte SAB de CV	1,951,357
73,995	HSBC Holdings PLC - ADR	3,315,716
61,095	Julius Baer Gruppe AG	3,428,283
389,745	Mitsubishi UFJ Financial Group, Inc.	2,804,007
240,800	Orix Corp.	3,575,755
3,538,500	PT Bank Rakyat Indonesia (Persero) Tbk	2,738,685
80,725	Sampo Group	3,804,334
166,475	Standard Chartered Bank PLC	2,665,982
492,760	UniCredit S.p.A.	3,311,786
		47,458,611

Health Care - 13.7%
217,050	Astellas Pharma, Inc.	3,092,061
171,615	GlaxoSmithKline PLC	3,568,187
96,700	Hoya Corp.	3,872,810
68,131	Novartis AG - ADR	6,700,003
194,330	Roche Holding Ltd. - ADR	6,815,153
117,992	Smith & Nephew PLC - ADR	4,005,828
		28,054,042
Industrials - 13.9%
122,395	Atlas Copco AB	3,048,939
69,700	DAIKIN INDUSTRIES	5,010,620
169,215	Experian PLC	3,077,729
30	FANUC Ltd.	6,138
150,360	Gamesa Corporacion Tecnologica SA *	2,375,349
48,180	Koninklijke Philips Electronics NV - ADR	1,226,663
135,490	Koninklijke Philips NV	3,458,047
24,010	Kubota Corp. - *ADR	1,910,956
62,500	Kubota Corp.	991,024
47,150	Spirax-Sacro Engineering PLC	2,514,745
75,738	Wolseley PLC	4,830,112
		28,450,322
Information Technology - 8.1%
17,633	ASML Holding NV - ADR	1,836,124
46,580	Check Point Software Technologies Ltd. *	3,705,439
5,609,000	GCL-Poly Energy Holdings Ltd *	1,292,470
27,250	Gemalto NV	2,435,822
4,709	Keyence Corp.	2,538,042
1,585	Samsung Electronics Company Ltd.	1,798,319
43,095	SAP AG - ADR	3,026,562
		16,632,778
Materials - 5.4%
24,169	Air Liquide SA	3,066,823
40,325	Akzo Nobel NV	2,944,097
57,910	Croda International PLC	2,503,961
53,550	Johnson Matthey PLC	2,553,685
		11,068,566
Telecommunication Services - 4.8%
1,283,000	Singapore Telecommunications Ltd.	4,003,883
32,019	Sunrise Communications Group AG *	2,670,219
84,472	Vodafone Group PLC - ADR	3,079,004
		9,753,106
Utilities - 4.6%
274,580	EDP Renovaveis SA	1,953,148
347,700	ENN Energy Holdings Ltd.	2,090,838
142,520	National Grid PLC	1,834,339
167,505	Veolia Environnement	3,429,588
		9,307,913

TOTAL COMMON STOCKS (Cost $171,963,828)		194,476,283

PREFERRED STOCKS - 3.4%
Consumer Staples - 2.6%
48,215	Henkel AG and Co. KGaA	5,410,509
Financials - 0.8%
142,186	Itau Unibanco Holding SA	1,556,937

TOTAL PREFERRED STOCKS (Cost $5,863,523)		6,967,446

SHORT-TERM INVESTMENTS- 2.1%
4,380,156	Fidelity Money Market Portfolio, 0.07% (1)	4,380,156

TOTAL SHORT-TERM INVESTMENTS (Cost $4,380,156)		4,380,156

TOTAL INVESTMENTS - 100.7% (Cost $182,207,507)		205,823,885
Liabilities in Excess of Other Assets - (0.7)%		(1,510,416)
NET ASSETS - 100.0%		$204,313,469

ADR	American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2015

	The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P® and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments		$183,153,961
Gross unrealized appreciation		33,093,179
Gross unrealized depreciation		(10,423,255)
Net unrealized appreciation		$22,669,924

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Boston Common International Fund

COUNTRY ALLOCATION As of June 30, 2015 (Unaudited)

Country	% of Net Assets
United Kingdom	19.9%
Japan	16.5%
Switzerland	10.5%
Netherlands	8.5%
France	8.0%
Germany	6.8%
Singapore	4.2%
Spain	3.2%
Norway	2.2%
Finland	1.8%
Israel	1.8%
Republic of Korea	1.7%
China	1.6%
South Africa	1.6%
Italy	1.6%
Sweden	1.5%
Indonesia	1.3%
Hong Kong	1.2%
Australia	1.0%
Turkey	1.0%
Portual	1.0%
Mexico	0.9%
Brazil	0.8%

Summary of Fair Value Disclosure at June 30, 2015 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$23,814,472	$-	$23,814,472
Consumer Staples	5,661,370	7,129,647	-	12,791,017
Energy	1,758,407	5,387,049	-	7,145,456
Financials	5,267,073	42,191,538	-	47,458,611
Health Care	17,520,984	10,533,058	-	28,034,042
Industrials	3,137,619	25,312,703	-	28,450,322
Information Technology	8,568,125	8,064,653	-	16,632,778
Materials	-	11,068,566	-	11,068,566
Telecommunication Services	3,079,004	6,674,102	-	9,753,106
Utilities	-	9,307,913	-	9,307,913
Total Common Stocks	44,992,582	149,483,701	-	194,476,283
Preferred Stocks
Consumer Staples	-	5,410,509	-	5,410,509
Financials	1,556,937	-	-	1,556,937
Total Preferred Stocks	1,556,937	5,410,509	-	6,967,446
Short-Term Investments	4,380,156	-	-	4,380,156
Total Investments in Securities	$50,929,675	$154,894,210	$-	$205,823,885

There were no transfers into or out of Lever 1, 2 or 3 at June 30, 2015.  It is the Funds policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 12.2%
146	Discovery Communications, Inc. - Class A*	$4,856
10,550	Discovery Communications, Inc. - Class C*	327,894
1,950	Ford Motor Company	29,270
4,265	Home Depot, Inc.	473,969
14,760	The Interpublic Group of Companies, Inc.	284,425
8,800	Lowe's Companies, Inc.	589,336
450	priceline.com, Inc. *	518,117
2,235	VF Corp.	155,869
7,765	Walt Disney Company	886,297
9,400	Wolverine World Wide, Inc.	267,712
		3,537,745
Consumer Staples - 7.8%
4,210	Colgate Palmolive Company	275,376
2,000	Costco Wholesale Corp.	270,120
4,435	The Hershey Company	393,961
2,450	Keurig Green Mountain, Inc.	187,744
100	Kraft Foods Group, Inc.	8,514
135	Mondelez International, Inc.	5,554
5,135	PepsiCo, Inc.	479,301
4,195	Procter & Gamble Company	328,217
7,635	Whole Foods Market, Inc.	301,124
		2,249,911
Energy - 6.6%
4,060	Apache Corp.	233,978
18,770	BG Group PLC - ADR	314,960
2,490	Cimarex Energy Company	274,672
3,185	Core Laboratories NV	363,217
4,605	EOG Resources, Inc.	403,168
100	National Oilwell Varco, Inc.	4,828
9,530	Spectra Energy Corp.	310,678
		1,905,501
Financials - 14.1%
2,175	American Express Co.	169,041
3,500	Aon PLC	348,880
5,715	CME Group Inc.	531,838
19,570	Fifth Third Bancorp	407,448
8,690	First Republic Bank	547,731
12,725	JP Morgan Chase & Company	862,246
13,425	Morgan Stanley	520,756
3,285	Northern Trust Corp.	251,171
1,665	PNC Financial Services Group, Inc.	159,257
3,795	T. Rowe Price Group, Inc.	294,985
		4,093,353

Health Care - 14.8%
4,395	Baxter International, Inc.	307,342
1,265	Biogen Idec, Inc. *	510,984
4,780	Bristol Myers Squibb Company	318,061
2,560	Express Scripts Holding Company *	227,686
6,895	Gilead Sciences, Inc.	807,267
8,845	Johnson & Johnson	862,034
9,555	Merck & Company, Inc.	543,966
10,350	Roche Holding LTD - ADR	362,975
3,370	Zimmer Biomet Holdings, Inc.	368,105
		4,308,420
Industrials - 9.9%
2,715	3M Company	418,925
3,425	Carlisle Companies, Inc.	342,911
1,865	Cummins, Inc.	244,669
4,720	Equifax Inc.	458,265
3,910	Kansas City Southern	356,592
2,610	Parker Hannifin Corp.	303,621
2,600	Snap-on, Inc.	414,050
1,465	W.W. Grainger, Inc.	346,692
		2,885,725
Information Technology - 20.4%
12,250	Apple, Inc.	1,536,456
5,930	Check Point Software Technologies Ltd. *	471,732
7,735	Cognizant Technology Solutions Corp. - Class A *	472,531
5,375	eBay Inc. *	323,790
5,630	First Solar, Inc. *	264,497
9	Google, Inc. - Class A*	4,860
1,329	Google, Inc. - Class C*	691,758
965	LinkedIn Corp. *	199,398
11,990	Microsoft Corp.	529,358
13,950	Oracle Corporation	562,185
4,080	Qualcomm, Inc.	255,530
8,660	Silver Spring Networks, Inc. *	107,471
7,450	Visa, Inc.	500,268
		5,919,834
Materials - 3.5%
3,485	Airgas, Inc.	368,643
4,330	AptarGroup, Inc.	276,124
6,060	Cytec Industries, Inc.	366,812
		1,011,579
Telecommunication Services - 3.4%
2,445	SBA Communications Corp. *	281,102
15,230	Verizon Communications, Inc.	709,870
		990,972
Utilities - 3.1%
10,615	8point3 Energy Partners LP *	197,651
10,750	ITC Holdings Corp.	345,935
5,345	National Grid PLC - ADR	345,127
		888,713

TOTAL COMMON STOCKS (Cost $24,051,329)		27,791,753

REAL ESTATE INVESTMENT TRUSTS - 2.8%
3,440	Crown Castle International Corp.	276,232
9,130	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	183,057
1,935	Simon Property Group, Inc.	334,794

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $718,281)		794,083

SHORT-TERM INVESTMENTS - 1.1%
319,270	Fidelity Money Market Portfolio, 0.07% (1)	319,270

TOTAL SHORT-TERM INVESTMENTS (Cost $319,270)		319,270

TOTAL INVESTMENTS - 99.7% (Cost $25,088,880)		28,905,106
Other Assets in Excess of Liabilities - 0.3%		99,782
NET ASSETS - 100.0%		$29,004,888

*	Non-income producing security
ADR	American Depositary Receipt
(1)	Seven-day yield as of June 30, 2015

	The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P® and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

	Cost of investments	$25,105,297
	Gross unrealized appreciation	4,766,099
	Gross unrealized depreciation	(966,290)
	Net unrealized appreciation	$3,799,809

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annualor annual report.

Summary of Fair Value Disclosure at June 30, 2015 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U. S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Description
Common Stocks	$27,791,753	$-	$-	$27,791,753
Real Estate Investment Trusts	794,083	-	-	794,083
Short-Term Investments	319,270	-	-	319,270
Total Investments in Securities	$28,905,106	$-	$-	$28,905,106

There were no transfers into or out of Levels 1,2 or 3 at June 30, 2015. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date                  8/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date                  8/11/15

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date                  8/24/15

* Print the name and title of each signing officer under his or her signature.